Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2013
Schedule Of Fair Value Assets And Liabilities Measured On Recurring Basis Table Text Block
At December 31, 2013

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$28,482	$-	$28,482
Obligations of U.S. Government sponsored entities	-	1,629,205	-	1,629,205
Obligations of Puerto Rico, States and political subdivisions	-	66,377	-	66,377
Collateralized mortgage obligations - federal agencies	-	2,418,296	-	2,418,296
Collateralized mortgage obligations - private label	-	513	-	513
Mortgage-backed securities	-	1,129,118	6,523	1,135,641
Equity securities	412	3,704	-	4,116
Other	-	12,170	-	12,170
Total investment securities available-for-sale	$412	$5,287,865	$6,523	$5,294,800

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$7,586	$-	$7,586
Collateralized mortgage obligations	-	426	1,423	1,849
Mortgage-backed securities - federal agencies	-	302,952	9,799	312,751
Other	-	15,545	1,929	17,474
Total trading account securities	$-	$326,509	$13,151	$339,660
Mortgage servicing rights	$-	$-	$161,099	$161,099
Derivatives	-	34,793	-	34,793
Total assets measured at fair value on a recurring basis	$412	$5,649,167	$180,773	$5,830,352
Liabilities
Derivatives	$-	$(32,378)	$-	$(32,378)
Contingent consideration	-	-	(128,299)	(128,299)
Total liabilities measured at fair value on a recurring basis	$-	$(32,378)	$(128,299)	$(160,677)

At December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

RECURRING FAIR VALUE MEASUREMENTS

Assets
Investment securities available-for-sale:
U.S. Treasury securities	$-	$37,238	$-	$37,238
Obligations of U.S. Government sponsored entities	-	1,096,318	-	1,096,318
Obligations of Puerto Rico, States and political subdivisions	-	54,981	-	54,981
Collateralized mortgage obligations - federal agencies	-	2,367,065	-	2,367,065
Collateralized mortgage obligations - private label	-	2,473	-	2,473
Mortgage-backed securities	-	1,476,077	7,070	1,483,147
Equity securities	3,827	3,579	-	7,406
Other	-	35,573	-	35,573
Total investment securities available-for-sale	$3,827	$5,073,304	$7,070	$5,084,201

Trading account securities, excluding derivatives:
Obligations of Puerto Rico, States and political subdivisions	$-	$24,801	$-	$24,801
Collateralized mortgage obligations	-	618	2,499	3,117
Mortgage-backed securities - federal agencies	-	251,046	11,817	262,863
Other	-	21,494	2,240	23,734
Total trading account securities	$-	$297,959	$16,556	$314,515
Mortgage servicing rights	$-	$-	$154,430	$154,430
Derivatives	-	41,935	-	41,935
Total assets measured at fair value on a recurring basis	$3,827	$5,413,198	$178,056	$5,595,081
Liabilities
Derivatives	$-	$(42,585)	$-	$(42,585)
Contingent consideration	-	-	(112,002)	(112,002)
Total liabilities measured at fair value on a recurring basis	$-	$(42,585)	$(112,002)	$(154,587)

Fair Value Measurements, Nonrecurring [Table Text Block]
Year ended December 31, 2013

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$25,673	$25,673	$(21,348)
Loans held-for-sale[2]	-	-	-	-	(364,820)
Other real estate owned[3]	-	2,849	84,732	87,581	(43,861)
Other foreclosed assets[3]	-	-	638	638	(617)
Total assets measured at fair value on a nonrecurring basis	$-	$2,849	$111,043	$113,892	$(430,646)

Year ended December 31, 2012

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$10,445	$10,445	$(23,972)
Loans held-for-sale[2]	-	-	93,429	93,429	(43,937)
Other real estate owned[3]	-	-	111,425	111,425	(32,783)
Other foreclosed assets[3]	-	-	128	128	(360)
Long-lived assets held-for-sale[4]	-	-	-	-	(123)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$215,427	$215,427	$(101,175)

Year ended December 31, 2011

(In thousands)	Level 1	Level 2	Level 3	Total

NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$95,978	$95,978	$(5,863)
Loans held-for-sale[2]	-	-	83,915	83,915	(30,094)
Other real estate owned[3]	-	-	91,432	91,432	(22,923)
Other foreclosed assets[3]	-	-	377	377	(708)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$271,702	$271,702	$(59,588)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Year ended December 31, 2013
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2013	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Gains (losses) included in earnings	(7)	(18)	(39)	(311)	(11,403)	(11,778)	(16,297)	(16,297)
Gains (losses) included in OCI	(40)	-	-	-	-	(40)	-	-
Purchases	-	25	859	-	19,307	20,191	-	-
Sales	-	(802)	(100)	-	-	(902)	-	-
Settlements	(500)	(281)	(2,738)	-	(1,235)	(4,754)	-	-
Balance at December 31, 2013	$6,523	$1,423	$9,799	$1,929	$161,099	$180,773	$(128,299)	$(128,299)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2013	$-	$(4)	$159	$14	$15,024	$15,193	$(16,297)	$(16,297)

Year ended December 31, 2012
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2012	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Gains (losses) included in earnings	(6)	30	680	(123)	(17,406)	(16,825)	(12,600)	(12,600)
Gains (losses) included in OCI	66	-	-	-	-	66	-	-
Purchases	-	608	6,499	2,116	20,726	29,949	-	-
Sales	-	(250)	(9,824)	(1,834)	(103)	(12,011)	-	-
Settlements	(425)	(697)	(2,104)	(1,955)	(110)	(5,291)	360	360
Transfers into Level 3	-	-	2,405	-	-	2,405	-	-
Transfers out of Level 3	-	-	(7,616)	-	-	(7,616)	-	-
Balance at December 31, 2012	$7,070	$2,499	$11,817	$2,240	$154,430	$178,056	$(112,002)	$(112,002)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2012	$-	$23	$(165)	$(333)	$8,130	$7,655	$(13,347)	$(13,347)

Year ended December 31, 2011
	MBS			Other
	classified	CMOs		securities
	as investment	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account	trading account	account	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	securities	rights	assets	consideration	liabilities
Balance at January 1, 2011	$7,759	$2,746	$20,238	$2,810	$166,907	$200,460	$(92,994)	$(92,994)
Initial fair value on acquisition	-	-	-	-	-	-	(688)	(688)
Gains (losses) included in earnings	(7)	21	108	459	(37,061)	(36,480)	(6,080)	(6,080)
Gains (losses) included in OCI	(18)	-	-	-	-	(18)	-	-
Purchases	-	752	13,395	3,263	21,703	39,113	-	-
Sales	-	(341)	(9,956)	(2,449)	-	(12,746)	-	-
Settlements	(299)	(370)	(2,008)	(47)	(226)	(2,950)	-	-
Balance at December 31, 2011	$7,435	$2,808	$21,777	$4,036	$151,323	$187,379	$(99,762)	$(99,762)
Changes in unrealized gains
(losses) included in earnings
relating to assets still held
at December 31, 2011	$-	$7	$133	$698	$(20,188)	$(19,350)	$(6,380)	$(6,380)

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Table Text Block]
	2013		2012		2011
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Interest income	$(7)	$-	$(6)	$-	$(7)	$-
FDIC loss share (expense)
income	(15,994)	(15,994)	(13,178)	(13,178)	(6,304)	(6,304)
Mortgage Banking Activities	(11,403)	15,024	(17,406)	8,130	(37,061)	(20,188)
Trading account (loss) profit	(368)	169	587	(475)	588	838
Other operating income	(303)	(303)	578	(169)	224	(76)
Total	$(28,075)	$(1,104)	$(29,425)	$(5,692)	$(42,560)	$(25,730)

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	Fair Value at			Weighted
	December 31,	Valuation	Unobservable	Average
(In thousands)	2013	Technique	Inputs	(Range)
Collateralized		Discounted	Weighted average life	2.6 years (0.8 - 5.1 years)
mortgage		cash flow	Yield	4.3% (1.5% - 4.7%)
obligations - trading	$1,423	model	Constant prepayment rate	24.5% (21.0% - 25.7%)
Other - trading		Discounted	Weighted average life	5.5	years
		cash flow	Yield	12.0%
	$915	model	Constant prepayment rate	10.8%
Mortgage servicing		Discounted	Prepayment speed	8.4% (0% - 23.0%)
rights		cash flow	Weighted average life	12.0 years (0 - 18.8 years)
	$161,099	model	Discount rate	11.4% (9.5% - 15.0%)
Contingent		Discounted	Credit loss rate on covered loans	15.6% (0.0% - 100.0%)
consideration		cash flow	Risk premium component
	$(128,299)	model	of discount rate	3.3%
Loans held-in-portfolio		External	Haircut applied on
	$24,583[1]	Appraisal	external appraisals	22.2% (10.0% - 38.2%)
Other real estate owned		External	Haircut applied on
	$20,695[2]	Appraisal	external appraisals	24.9% (10.0% - 40.0%)
Other foreclosed assets		External	Haircut applied on
	$439[3]	Appraisal	external appraisals	1.9% (1.0% - 2.0%)